(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE	12 Months Ended
Dec. 31, 2025
(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE
(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE

24   (LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE

The computation of basic and diluted (loss) income per share is as follows:

	Years ended December 31,
	2023	2024	2025

Numerator:
Net (loss) income from continuing operations attributable to GDS Holdings Limited shareholders	(3,931,043)	(777,121)	949,643

Net (loss) income from discontinued operations attributable to GDS Holdings Limited shareholders	(359,010)	4,202,507	—
Net (loss) income attributable to GDS Holdings Limited shareholders	(4,290,053)	3,425,386	949,643
Cumulative dividend on redeemable preferred shares	(53,625)	(54,232)	(54,305)
Net income attributable to preferred shareholders based on the participating rights	—	(22,295)	—

Numerator for basic (loss) income per share	(4,343,678)	3,348,859	895,338

Effect of dilutive securities:
Interest expenses of convertible bonds due 2029	—	—	16,728

Numerator for diluted (loss) income per share	(4,343,678)	3,348,859	912,066

Denominator:
Weighted average number of ordinary shares outstanding	1,468,187,956	1,475,079,754	1,520,535,019

Denominator for basic (loss) income per share	1,468,187,956	1,475,079,754	1,520,535,019

Effect of dilutive securities:
Restricted shares	—	—	24,821,969
Convertible bonds due 2029	—	—	99,200,000

Denominator for diluted (loss) income per share	1,468,187,956	1,475,079,754	1,644,556,988

(Loss) income per ordinary share:
Basic
Continuing operations	(2.71)	(0.52)	0.59
Discontinued operations	(0.25)	2.79	—
Total	(2.96)	2.27	0.59
Diluted
Continuing operations	(2.71)	(0.52)	0.55
Discontinued operations	(0.25)	2.79	—
Total	(2.96)	2.27	0.55

The following table sets forth the computation of basic and diluted (loss) income per Class A and Class B ordinary share:

	Years ended December 31,
	2023		2024		2025
	Class A	Class B	Class A	Class B	Class A	Class B
Basic:
Allocation of net (loss) income available to GDS Holdings Limited ordinary shareholders	(4,194,323)	(149,355)	3,249,896	98,963	869,671	25,667
Weighted average number of ordinary shares outstanding	1,417,704,951	50,483,004	1,431,489,418	43,590,336	1,476,944,683	43,590,336
(Loss) income per ordinary share	(2.96)	(2.96)	2.27	2.27	0.59	0.59

Diluted:
Allocation of net (loss) income available to GDS Holdings Limited ordinary shareholders	(4,194,323)	(149,355)	3,249,896	98,963	887,891	24,175
Weighted average number of ordinary shares outstanding	1,417,704,951	50,483,004	1,431,489,418	43,590,336	1,600,966,652	43,590,336
(Loss) income per ordinary share	(2.96)	(2.96)	2.27	2.27	0.55	0.55

During the year ended December 31, 2024, the Company issued 30,747,912 ordinary shares to its share depository bank, which have been and will continue to be used to settle restricted share awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of (loss) income per ordinary share. Any ordinary shares not used in the settlement of stock option and restricted share awards will be returned to the Company.

On May 30, 2025, the Company issued and lent to Borrower 6,000,000 Loaned ADSs in contemplation of its issuance of Convertible Bonds due 2032 (Note 12). In accordance with ASC 470-20-45-2A, the Loaned ADSs are excluded from the computation of basic and diluted EPS, unless an actual default by Borrower has occurred or dividends on the Loaned ADSs are not reimbursed to the Company based on the terms.

The following securities were excluded from the computation of diluted (loss) income per share as inclusion would have been either the performance condition relating to the securities have not been satisfied or anti-dilutive.

	Years ended December 31,
	2023	2024	2025

Redeemable preferred shares	33,707,864	33,707,864	33,707,864
Restricted shares	48,996,888	47,437,976	12,819,884
Convertible bonds payable	288,600,152	288,600,152	322,418,672
Total	371,304,904	369,745,992	368,946,420